Finance Cost (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Detailed Information About Finance Cost Explanatory

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020

Finance costs are comprised of:
Interest on the Revolving Credit Facility (Note 16)	$0.1	$4.3	$2.1
Interest on the Secured Term Loan Facility (Note 19)	24.1	43.0	41.0
Interest on the Algoma Docks Term Loan (Note 19)	2.5	4.7	6.7
Other interest expense	1.5	1.5	1.5
Revolving Credit Facility fees	1.6	1.2	2.2
Unwinding of issuance costs of debt facilities (Note 16 and Note 19) and accretion of governmental loan benefits and discounts on environmental liabilities	18.8	13.8	10.3

	$48.6	$68.5	$63.8